EARNINGS PER SHARE - Reconciliation (FY) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ (5,187)	$ (2,178)	$ 2,134	$ 757	$ (2,233)	$ (9,492)	$ (111)	$ 606	$ (4,474)	$ (11,230)
Less: Net loss attributable to DMSH prior to the Business Combination	0								(1,345)
Less: Net income attributable to non-controlling interests subsequent to the Business Combination	(1,798)								(877)
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (3,389)	$ 1,137	$ 0	$ 0	$ (2,233)	$ (9,492)	$ (111)	$ 606	$ (2,252)	$ (11,230)
Weighted-average shares outstanding - basic and diluted (in shares)									32,335
Class A Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares outstanding - basic and diluted (in shares)	32,369								32,335
Basic and diluted (usd per share)	$ (0.10)								$ (0.07)